Revisions of Previously Issued Financial Statements - Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements (Details)	Dec. 31, 2024 USD ($)
As Previously Reported [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Common shares, CHF 0.80 par value, 3,159,535 registered shares issued and outstanding at December 31, 2024	$ 166,353
Additional paid-in capital	72,820,671
Accumulated deficit	(74,430,474)
Accumulated other comprehensive loss	108,853
Total shareholders’ equity (deficit)	1,406,361
As Previously Reported [Member] | Preferred Participation Certificates [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Preferred shares, CHF 0.80 par value, 206,452 registered shares issued and outstanding at December 31, 2024	2,740,958
Adjustment [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Common shares, CHF 0.80 par value, 3,159,535 registered shares issued and outstanding at December 31, 2024	2,574,605
Additional paid-in capital
Accumulated deficit
Accumulated other comprehensive loss
Total shareholders’ equity (deficit)
Adjustment [Member] | Preferred Participation Certificates [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Preferred shares, CHF 0.80 par value, 206,452 registered shares issued and outstanding at December 31, 2024	(2,574,605)
As Revised [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Common shares, CHF 0.80 par value, 3,159,535 registered shares issued and outstanding at December 31, 2024	2,740,958
Additional paid-in capital	72,820,671
Accumulated deficit	(74,430,474)
Accumulated other comprehensive loss	108,853
Total shareholders’ equity (deficit)	1,406,361
As Revised [Member] | Preferred Participation Certificates [Member]
Schedule of Revision Correcting the Error on the Company’s Previously Issued Financial Statements [Line Items]
Preferred shares, CHF 0.80 par value, 206,452 registered shares issued and outstanding at December 31, 2024	$ 166,353